SUBORDINATED LOAN TO PARENT CORPORATION	12 Months Ended
Dec. 31, 2019
SUBORDINATED LOAN TO PARENT CORPORATION
SUBORDINATED LOAN TO PARENT CORPORATION

9.    SUBORDINATED LOAN TO THE PARENT CORPORATION

On April 12, 2017, the Corporation entered into a subordinated loan agreement of $342.0 million with the parent corporation, bearing interest at 5.5%, payable every six months on April 12 and October 12, and maturing on April 12, 2019.

On January 16, 2018, Quebecor Media Inc. reimbursed its subordinated loan of $342.0 million to the Corporation.